Davis Intermediate
Investment Grade
Bond Fund



Semi-Annual Report
September 30, 1998


[Davis Funds Logo]

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico 87501

===============================================================================

Dear Shareholder:

The Board of Directors approved changing the investment focus of the Fund from high-yield, lower quality securities to high-quality, investment-grade securities, effective October 6, 1998. The Board made this change in response to the changing investment environment for high-yield securities, which involve substantially greater risks and offer less liquidity than they once did.

The Fund has also been renamed the Davis Intermediate Investment Grade Bond Fund to reflect its new investment strategy. The Fund intends to build a diversified portfolio of investment grade bonds issued by U.S. corporations and government entities with an average weighted maturity ranging between five and ten years. The Fund's portfolio manager is Carolyn H. Spolidoro, who has worked at the Davis Funds since 1985 and also manages Davis Government Bond Fund and Davis Government Money Market Fund.

This semi-annual report reflects operations for the six months ended September 30, 1998 when the Fund was still investing primarily in high-yield lower quality securities.

The Davis Intermediate Investment Grade Bond Fund outperformed other high-yield bond funds on average, but still generated a loss for the three months and six months ended September 30, 1998. The Fund's Class A shares declined 5.47% for the three-month period and 5.77% for the six-month period.1 This compares with average declines of 7.18% for the 282 funds in Lipper Analytical Services' high current yield fund category during the three-month period and 6.84% for the 271 funds covered by Lipper during the six-month period. Over the 12 months ended September 30, 1998, the Fund's Class A shares dropped 3.37% versus an average drop of 1.77% for the 233 high-yield funds tracked by Lipper.2

The first half of 1998 was a rosy period for the high-yield bond market, with interest rates dropping and the stock market rallying. However, credit quality fears began to emerge in mid-July and gained momentum as the third quarter progressed. Triggering the sharp reversal in market sentiment were growing concerns about international financial problems along with the threat of a global credit crunch and rising interest rates. Even after the Federal Reserve's two rate cuts--one in late September and the other in mid-October--the markets continue to be gripped by volatility and illiquidity.

The Fund's performance lagged other high-yield funds in the first half of 1998 because its portfolio was defensively positioned with respect to credit quality and interest-rate movements and because three bonds in the portfolio traded off sharply after their issuers unexpectedly went into bankruptcy. However, during the market's third-quarter downturn, the Fund outperformed because the higher quality securities it owned were generally penalized less than lower quality credits. The Fund's average credit quality rating, BBB, was considerably higher than most other high-yield bond funds, which typically average a B rating.3

During September, the Fund also liquidated some holdings and increased its cash position. This was an advantageous move as the junk bond market fell dramatically along with the stock market, which hit a peak in mid-July.

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico 87501

===============================================================================

INCREASING RISKS IN HIGH-YIELD BONDS
Normally, lower quality bonds offer investors higher interest rates to compensate for the increased risk that interest and principal payments might not be made on a timely basis. However, up until fairly recently, credit quality spreads--that is, the difference in yields between low-quality bonds and high-quality bonds--had narrowed to record tight levels because investor demand for high-yielding issues was so strong. As a result, investors were not being fully compensated for the additional risk of purchasing high-yield securities.

Now that situation has sharply reversed itself, with investors rushing to quality and away from risk in an uncertain market climate. By the last week of September, the spread between high-yield bonds and U.S. Treasury securities had widened to around 6.20%, 300 basis points more than it was in February of this year and the widest this spread had been since the 1990 recession.

Some investors might say such a big spread represents a buying opportunity. But what concerns us is that spreads are so large at this stage of the business cycle when corporate credit quality is under little pressure and defaults are not widespread. If the worldwide recession now circling outside U.S. borders actually enters the United States, the number of companies defaulting on their debt would probably increase considerably. In all likelihood, this would cause credit-quality spreads to widen significantly and high-yield bonds would continue to trade quite poorly.

Because the risks in the high-yield market are so much greater today, we think it is appropriate to lower the Fund's risk profile by adopting a more conservative investment focus. As always, we recognize the importance of remaining alert to changing investment opportunities. We remain dedicated to helping our shareholders build and preserve wealth through strategies designed to minimize volatility and optimize long-term risk-adjusted returns.

Sincerely,

/s/ Shelby M.C. Davis      /s/ B. Clark Stamper        /s/ Carolyn H. Spolidoro
Shelby M.C. Davis          B. Clark Stamper            Carolyn H. Spolidoro
Chief Investment Officer   Former Portfolio Manager    Portfolio Manager

November 10, 1998

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico 87501

===============================================================================

This Semi-Annual Report is furnished to you by Davis Distributors, LLC, which acts as the distributor for Davis Intermediate Investment Grade Bond Fund. This Semi-Annual Report is authorized for distribution only when accompanied or preceded by a current prospectus of Davis Intermediate Investment Grade Bond Fund which contains more information about fees and expenses. Please read the prospectus carefully before investing or sending money.

1 Average annual total return assumes reinvestment of dividends and capital gain distributions. Prior to October 6, 1998, the fund invested primarily in high-yield, high-risk securities. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased.

* (Without a sales charge taken into consideration for the period ended September 30, 1998)

---------------------------------------------------------------------------------------------------------------
FUND NAME                           1 YEAR      3 YEAR       5 YEAR        10 YEAR            INCEPTION
---------------------------------------------------------------------------------------------------------------
Davis Intermediate Investment
Grade Bond Fund Class A             (3.37%)      5.24%        5.93%         5.86%         8.41% - 05/29/80
---------------------------------------------------------------------------------------------------------------
Davis Intermediate Investment
Grade Bond Fund Class B             (3.98%)      4.42%         N/A           N/A          5.50% - 12/05/94
---------------------------------------------------------------------------------------------------------------
Davis Intermediate Investment
Grade Bond Fund Class C             (4.17%)       N/A          N/A           N/A         (0.98%) - 08/12/97
---------------------------------------------------------------------------------------------------------------
Davis Intermediate Investment
Grade Bond Fund Class Y             (3.18%)       N/A          N/A           N/A          2.50% - 03/20/97
---------------------------------------------------------------------------------------------------------------

** (With a 4.75% sales charge or any applicable contingent deferred sales charge taken into consideration for the period ended September 30, 1998)

---------------------------------------------------------------------------------------------------------------
FUND NAME                           1 YEAR      3 YEAR       5 YEAR        10 YEAR            INCEPTION
---------------------------------------------------------------------------------------------------------------
Davis Intermediate Investment
Grade Bond Fund Class A             (7.93%)      3.56%        4.91%         5.35%         8.12% - 05/29/80
---------------------------------------------------------------------------------------------------------------
Davis Intermediate Investment
Grade Bond Fund Class B             (7.53%)      3.60%         N/A           N/A          5.10% - 12/05/94
---------------------------------------------------------------------------------------------------------------
Davis Intermediate Investment
Grade Bond Fund Class C             (5.05%)       N/A          N/A           N/A         (0.98%) - 08/12/97
---------------------------------------------------------------------------------------------------------------
Davis Intermediate Investment
Grade Bond Fund Class Y             (3.18%)       N/A          N/A           N/A          2.50% - 03/20/97
---------------------------------------------------------------------------------------------------------------

2 Lipper Analytical Services rankings are based on total returns but do not consider sales charges.

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico 87501

===============================================================================

3 Standard & Poor's Corporate Bond Ratings -

   BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

   B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS
At September 30, 1998 (Unaudited)

==============================================================================================================
                                                                                                     VALUE
    PRINCIPAL                                                                                       (NOTE 1)
    ---------                                                                                       --------
CORPORATE BONDS AND NOTES - (48.62%)

                  AEROSPACE/AVIATION - (1.39%)
$      500,000    K & F Industries, Sr. Sub. Notes, Ser. B, 9.25%, 10/15/07....................  $     490,000
       500,000    Simula Inc., Sr. Conv. Sub. Notes, Series C, 10.00%, 09/15/99 (c)............        465,000
                                                                                                 -------------
                                                                                                       955,000
                                                                                                 -------------
                  AUTOMOTIVE - (0.26%)
       200,000    Glasstech Inc., Sr. Notes, 12.75%, 07/01/04..................................        181,000
                                                                                                 -------------
                  BROADCASTING - (2.05%)
       500,000    Pegasus Media & Communications, Sr. Sub. Notes, Series B,
                   12.50%, 07/01/05............................................................        542,500
       329,000    SFX Broadcasting Inc., Sr. Sub. Notes, Series B, 10.75%, 05/15/06............        361,900
       500,000    Sinclair Broadcast Group, Sr. Sub. Notes, 9.00%, 07/15/07....................        500,000
                                                                                                 -------------
                                                                                                     1,404,400
                                                                                                 -------------
                  BUILDING MATERIALS - (0.64%)
       500,000    Pacalta Resources, Ltd., Sr. Notes, Ser. B, 10.75%, 06/15/04.................        440,000
                                                                                                 -------------
                  CABLE - (1.25%)
       150,000    Fundy Cable Ltd., Sr. Secured 2nd Priority Notes, 11.00%, 11/15/05...........        157,875
       650,000    Rifkin Acquisition Partners, L.P., Sr. Sub. Notes, 11.125%, 01/15/06.........        700,375
                                                                                                 -------------
                                                                                                       858,250
                                                                                                 -------------
                  CHEMICALS - (0.41%)
       500,000    Trikem S.A., 10.625%, 07/24/07 (b)...........................................        283,750
                                                                                                 -------------
                  COMPUTER PRODUCTS AND SERVICES - (0.76%)
       250,000    Coinmach Corporation,  Sr. Notes, Series C, 11.75%, 11/15/05.................        263,750
     1,950,000    JTS Corporation, Conv. Sub. Deb., 5.25%, 04/29/02++..........................        121,875
       279,200    San Jacinto Holdings Inc., Sr. Notes, 12.00%, 12/31/02 (c)...................        139,600
                                                                                                 -------------
                                                                                                       525,225
                                                                                                 -------------
                  DATA PROCESSING - (0.66%)
       500,000    Axiohm Transaction Solutions Inc., Sr. Sub. Notes, 9.75%, 10/01/07...........        450,000
                                                                                                 -------------
                  ECOLOGICAL/ENVIRONMENTAL - (1.29%)
       319,000    Envirotest System Corp., Sr. Notes, 9.125%, 03/15/01.........................        319,000
       500,000    Norcal Waste Systems Inc., Sr. Notes, Series B, 13.50% Incr. rate,
                    11/15/05 (d)...............................................................        567,500
                                                                                                 -------------
                                                                                                       886,500
                                                                                                 -------------
                  ELECTRONICS - (0.68%)
         5,000    Andersen Group, Inc., Conv. Sub. Deb., 10.50%, 10/15/02......................          4,550
       760,000    Broadband Technologies Inc., Conv. Sub. Notes, 5.00%, 05/15/01...............        438,900
       558,273    Comptronix Corp., Conv. Sub. Deb., 6.75%, 03/01/02++ (c).....................         23,447
                                                                                                 -------------
                                                                                                       466,897
                                                                                                 -------------
                  EQUIPMENT LEASING - (0.05%)
       670,700    Technical Equipment Leasing Corp., Jr. Sub. Deb., Series A, 18.375%,
                    04/01/96++ (c).............................................................         33,535
                                                                                                 -------------
                                       5

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1998 (Unaudited)

==============================================================================================================
                                                                                                     VALUE
    PRINCIPAL                                                                                       (NOTE 1)
    ---------                                                                                       --------
CORPORATE BONDS AND NOTES - CONTINUED

                  FARMING & AGRICULTURE - (0.64%)
$      500,000    Iowa Select Farms, L.P., Sr. Sub. Notes, 10.75%, 12/01/05 (b)................  $     442,500
                                                                                                 -------------
                  FINANCIAL SERVICES AND INSURANCE - (4.53%)
       500,000    Dollar Financial Group Inc., Sr. Notes, Series A, 10.875%, 11/15/06..........        482,500
       500,000    GPA Delaware Inc., Gtd. Notes, 8.75%, 12/15/98...............................        500,000
       500,000    Imperial Credit Capital Trust, Series B, 10.25%, 06/15/32....................        480,753
       750,000    Nationwide Credit, Inc., Sr. Notes, 10.25%, 01/15/08 (b).....................        716,250
       750,000    Ocwen Asset Investment, Sr. Notes, 11.50%, 07/01/05 (b)......................        603,750
       500,000    PennCorp Financial Group, Inc., Sr. Sub. Notes, 9.25%, 12/15/03..............        327,500
                                                                                                 -------------
                                                                                                     3,110,753
                                                                                                 -------------
                  FOOD SERVICE - (1.07%)
       258,000    Envirodyne Industries, Inc., 1st Priority Sr. Secured Notes, 12.00%,
                    06/15/00...................................................................        261,870
       500,000    Imperial Holly Corp., Sr. Sub Notes, 9.75%, 12/15/07.........................        476,250
                                                                                                 -------------
                                                                                                       738,120
                                                                                                 -------------
                  GROCERY - (4.49%)
       500,000    B & G Foods, Inc., Sr. Sub. Notes, 9.625%, 08/01/07.........................         467,500
       500,000    Homeland Stores, Inc., Sr. Notes, 10.00%, 08/01/03...........................        452,500
       690,000    Kroger Co., Lease Cert., 6.00%, 04/01/03....................................         696,339
       675,000    Kroger Co., Lease Cert., 12.95%, 02/01/09....................................        712,123
     1,000,000    Southland Corp., Sub. Deb., Ser. B, 4.00%, 06/15/04..........................        755,000
                                                                                                 -------------
                                                                                                     3,083,462
                                                                                                 -------------
                  HEALTHCARE AND PHARMACEUTICAL - (1.82%)
       250,000    Alliance Imaging, Inc., Sr. Sub. Notes, 9.625%, 12/15/05.....................        235,000
       863,000    Glycomed Inc., Conv. Sub. Deb., 7.50%, 01/01/03..............................        773,464
       346,000    National Patent Development Corp., Conv. Bds., 5.00%, 08/31/99...............        242,200
                                                                                                 -------------
                                                                                                     1,250,664
                                                                                                 -------------
                  HOTELS, LODGING & GAMING - (3.16%)
       250,000    Claridge Hotel & Casino Co., 1st Mtg. Notes, 11.75%, 02/01/02 ...............        200,000
     1,448,000    Courtyard By Marriott II, L.P., Sr. Secured Notes, 10.75%, 02/01/08..........      1,516,780
       500,000    Venetian Casino, 1st Mtg. Notes, 12.25%, 11/15/04............................        452,500
                                                                                                 -------------
                                                                                                     2,169,280
                                                                                                 -------------
                  LEISURE, ENTERTAINMENT & FITNESS - (1.03%)
       250,000    Discovery Zone Inc., Sr. Secured Notes, 13.50%, 08/01/02.....................        187,500
            58    Discovery Zone Inc., Units, 13.50%, 05/01/02 (b).............................         57,130
       984,599    Underwater World Mall of America, Sr. Rev. Bds., 13.75%, 03/01/02++ (c)......        462,762
                                                                                                 -------------
                                                                                                       707,392
                                                                                                 -------------
                  MANUFACTURING - (1.04%)
       750,000    Alliance Laundry Systems, Sr. Sub. Notes, 9.625%, 05/01/08 (b)...............        712,500
                                                                                                 -------------
                                       6

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1998 (Unaudited)

==============================================================================================================
                                                                                                     VALUE
    PRINCIPAL                                                                                       (NOTE 1)
    ---------                                                                                       --------
CORPORATE BONDS AND NOTES - CONTINUED

                  MEDICAL EQUIPMENT - (0.66%)
$      500,000    Wright Medical Technology, Inc., Sr. Secured Notes, Series D,
                    11.75%, 07/01/00...........................................................  $     450,000
                                                                                                 -------------
                  METALS & MINING - (0.16%)
       100,000    EES Coke Battery Inc., Sr. Secured Notes, Series B, 9.328%, 04/15/07 (b).....        109,523
                                                                                                 -------------
                  MOBILE & WIRELESS TELECOMMUNICATIONS - (0.46%)
       500,000    Millicom International Cellular S.A., Sr. Sub. Disc. Notes, 0%/13.50%,
                     06/01/06 (d)..............................................................        317,500
                                                                                                 -------------
                  NATURAL GAS & OIL DISTRIBUTORS - (0.85%)
       100,000    Amerigas Partners L.P.,  Sr. Notes, Series B, 10.125%, 04/15/07..............        101,000
       500,000    Statia Terminals International CDA Inc., 1st Mtg. Notes, 11.75%, 11/15/03....        482,500
                                                                                                 -------------
                                                                                                       583,500
                                                                                                 -------------
                  OIL & GASOLINE - (8.77%)
       250,000    Clark R & M Inc., Sr. Notes, 8.375%, 11/15/07................................        228,750
       250,000    Clark R & M Inc., Sr. Sub. Notes, 8.875%, 11/15/07...........................        216,250
       250,000    Costilla Energy, Inc., Sr. Notes, 10.25%, 10/01/06...........................        217,500
       500,000    Dailey International Inc., Sr. Notes, 9.50%, 02/15/08.......................         325,000
       500,000    Deeptech International, Inc., Sr. Secured Notes, 12.00%, 12/15/00............        545,000
       800,000    Forman Petroleum Corp., Sr. Secured Notes, Series B, 13.50%, 06/01/04........        804,000
     1,000,000    Gerrity Oil & Gas Corp., Sr. Sub. Notes, 11.75%, 07/15/04....................      1,005,000
       500,000    Gulfmark Offshore, Inc., Sr. Notes, 8.75%, 06/01/08..........................        452,500
       500,000    HS Resources Inc., Sr. Sub. Notes, 9.875%, 12/01/03..........................        490,000
       500,000    Northern Offshore Inc., Sr. Notes, 10.00%, 05/15/05 (b)......................        372,500
       500,000    Parker Drilling Co., Sr. Notes, Series C, 9.75%, 11/15/06 (b)................        465,000
       500,000    Ram Energy Inc., Sr. Notes, 11.50%, 02/15/08.................................        415,000
     1,000,000    Transamerica Energy Corp., Sr. Secured Disc. Notes,
                    0%/13.00%, 06/15/02 (d)....................................................        485,000
                                                                                                 -------------
                                                                                                     6,021,500
                                                                                                 -------------
                  PAPER PRODUCTS - (0.56%)
     2,000,000    Crown Packaging Enterprises, Ltd., Sr. Secured Disc. Notes, 0%/14.00%,
                    08/01/06 (c) (d)...........................................................         30,000
       500,000    Grupo Industrial Durango S.A. DE C.V., Notes, 12.00%, 07/15/01...............        352,500
                                                                                                 -------------
                                                                                                       382,500
                                                                                                 -------------
                  PRECIOUS METALS - (1.81%)
     1,170,000    Crown Resources Corp., Conv. Sub. Deb., 5.75%, 08/27/01......................        877,500
       500,000    Echo Bay Mines Ltd., Capital Securities, 11.00%, 04/01/27....................        332,500
     1,000,000    Pegasus Gold, Inc., Sub. Notes, 6.25%, 04/30/02++............................         30,000
                                                                                                 -------------
                                                                                                     1,240,000
                                                                                                 -------------
                                       7

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1998 (Unaudited)

==============================================================================================================
                                                                                                     VALUE
    PRINCIPAL                                                                                       (NOTE 1)
    ---------                                                                                       --------
CORPORATE BONDS AND NOTES - CONTINUED

                  PROTECTION SERVICES - (0.21%)
$      150,000    Loomis Fargo and Company, Sr. Sub. Notes, 10.00%, 01/15/04...................  $     144,000
                                                                                                 -------------
                  RESTAURANT - (0.31%)
       250,000    TPI Enterprises Inc., Conv. Sub. Deb., 8.25%, 07/15/02.......................        212,500
                                                                                                 -------------
                  TELECOMMUNICATIONS - (5.25%)
       500,000    EchoStar Communications Corp., Sr. Secured Disc. Notes, 0%/12.875%,
                    06/01/04 (d)...............................................................        487,500
       500,000    Hyperion Telecommunications, Sr. Disc. Notes, Series B, 0%/13.00%,
                     04/15/03 (d)..............................................................        345,000
     1,000,000    ICG Holdings (USA), Inc., Sr. Disc. Notes, 0%/12.50%, 05/01/06 (d)...........        715,000
       250,000    L 3 Communications Co., Sr. Sub. Notes, 10.375%, 05/01/07....................        274,375
       250,000    Nextlink Communications LLC, Sr. Notes, 12.50%, 04/15/06.....................        268,750
           500    Startec Global Communications, Units, 12.00%, 05/01/08 (b)...................        442,500
       250,000    Telegroup, Inc., Sr. Disc. Notes, 0%/10.50%, 11/01/04 (d)....................        162,500
       500,000    Versatel Teleommunications, Sr. Notes, 13.25%, 05/15/08 (b)..................        472,500
       650,000    Winstar Communications, Inc., Sr. Disc. Notes, 0%/14.00%, 10/15/05 (d).......        438,750
                                                                                                 -------------
                                                                                                     3,606,875
                                                                                                 -------------
                  TRANSPORTATION/SHIPPING - (0.66%)
       375,000    Golden Ocean Group Ltd., Sr. Notes, 10.00%, 08/31/01 (b).....................        183,750
       250,000    Moran Transportation Co., 1st Preferred Shipping Mtg. Notes, Series B,
                    11.75%, 07/15/04...........................................................        268,750
                                                                                                 -------------
                                                                                                       452,500
                                                                                                 -------------
                  UTILITIES - (1.70%)
       500,000    Midland Funding Corporation II, Sub. Secured Lease, 13.25%, 07/23/06.........        634,465
       498,978    Panda Funding, Series A-1, 11.625%, 08/20/12.................................        533,906
                                                                                                 -------------
                                                                                                     1,168,371
                                                                                                 -------------
                        TOTAL CORPORATE BONDS AND NOTES
                           - (identified cost $40,008,257)....................................      33,387,997
                                                                                                 -------------

MORTGAGE BACKED BONDS - (8.72%)
       370,000    Arkansas St. Dev. Fin. Sngl. Fam. Mtg. Rev. Refunding Bds., Mtg. Bkd.
                    Secs. Prg., Ser-C, GNMA/FNMA, 7.75%, 01/01/00..............................        376,756
       224,452    Chase Mortgage Finance Corp., Series '93-G-A1, REMIC, 7.00%, 04/25/01........        226,641
       165,268    Citicorp Mtg. Securities, Inc., Series '89-16, CL A-1, 6.425%, 04/01/19 .....        164,028
        29,456    CTS Home Equity Loan Trust, Asset Backed Certificates, Series `91-1-A,
                    8.80%, 01/15/06............................................................         29,421
        69,170    Fannie Mae, REMIC, Series `91-38, CL SA, Inverse Support Tranche,
                    10.1862%, 04/25/21.........................................................         73,909
     2,000,000    Federal Home Loan Bank, Series T702, 5.50%, 04/15/02.........................      2,000,000

                                       8

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1998 (Unaudited)

==============================================================================================================
                                                                                                     VALUE
    PRINCIPAL                                                                                       (NOTE 1)
    ---------                                                                                       --------

MORTGAGE BACKED BONDS - CONTINUED

$    2,000,000    Federal Home Loan Bank, 5.62%, 10/20/03......................................  $   2,000,000
       194,523    First Nationwide Trust, Series '89-AR4-1, 9.50%, 09/25/19....................        194,016
       203,205    Freddie Mac, CL 1567 A, 6.025%, 08/15/23.....................................        197,233
       100,000    Freddie Mac, REMIC, CL 1630 E, 6.00%, 09/15/23...............................         98,784
       293,852    Freddie Mac, REMIC, CL 1668 F, 7.5875%, 02/15/14.............................        299,718
       135,662    Manufacturers Hanover Mortgage Corporation, Series A, 11.50%, 04/20/15.......        141,427
       179,000    The Prudential Mortgage Securities Company, Mtg. Pass-Through
                    Certificates, Series '92-038, CL A-8, Fixed Rate, 6.95%, 11/25/22..........        182,863
         4,825    Resolution Trust Corporation, American Res. Mtg. Corp., Service Mtg.
                    Pass-Through Certificates, Series '92 M4 CL A-1, 8.00%, 09/25/21...........          4,885
                                                                                                 -------------
                        TOTAL MORTGAGE BACKED BONDS - (identified cost $5,874,299)............       5,989,681
                                                                                                 -------------

TAXABLE MUNICIPAL BONDS - (18.74%)

       670,000    Adams Cnty., CO, IDR Series A Pool Gtd. - Executive Life, 9.00%,
                    11/01/96+..................................................................          6,700
     1,070,000    Adams Cnty., CO, Sngl. Fam. Taxable Mtg. Rev. Bds., Capital Appreciation,
                    Zero Cpn., 06/01/12........................................................        367,331
     1,905,000    Austin, TX, Hsg. Fin. Corp. Sngl. Fam. Mtg. Rev. Bds., Compounded
                    Interest, Series `84, Zero Cpn., 02/01/16..................................        253,879
       615,000    California Hsg. Fin. Agy. Rev. Bds., Taxable Home Mtg., Series D,
                    9.30%, 02/01/26............................................................        674,034
     1,000,000    Camden Cnty., GA, JT Dev. Auth., Taxable Rev. Bds.,  7.10%, 12/01/12.........      1,126,150
       130,000    Commerce Refuse to Energy Auth., Taxable Ref. Rev. Bds., '90 Series,
                    10.50%, 07/01/00...........................................................        135,496
       700,000    Connecticut St. Health & Edl. Facs. (Sheriden Woods Ctr.), Taxable Rev.
                    Bds., 8.73%, 11/01/17......................................................        850,010
       700,000    Connecticut St. Hsg. Fin. Auth., Taxable Hsg. Mtg. Program, Series G,
                    7.625%,  05/15/21..........................................................        802,970
        80,000    Connecticut St. Hsg. Fin. Auth., Taxable Hsg. Mtg. Program, Series H,
                    7.875%,  11/15/26..........................................................         90,776
       195,000    El Paso Hsg. Fin. Corp., Multi-Fam. Res. Loan Program, Securitized Mult-
                    Fam. Hsg. Rev. Bds., Series '86A, 8.88%, 10/15/96+.........................          1,950
        85,000    Galveston Cnty., TX, Wtr. Auth., Canal Sys. Contract Wtr. Rev. Bds.,
                    AMBAC Insured, 9.60%, 07/01/99.............................................         85,329
       620,000    Harrisburg, PA, G.O. Capital Appreciation Bds., Zero Cpn., 04/01/13..........        266,042
       215,000    Illinois HFA Rev. Bds., Series C, MBIA Insured, 10.30%, 08/15/03.............        217,920
       385,000    Illinois Hsg. Dev. Auth., Taxable Multifam. Program, Series 8, 8.52%,
                    09/01/31...................................................................        438,142
       165,000    Lancaster, TX, Combined Tax & Golf Course Park Rev. Bds., Series B,
                    Certificates of Obligation, MBIA Insured, 9.375%, 08/01/02.................        165,607

                                       9

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1998 (Unaudited)

==============================================================================================================
                                                                                                     VALUE
  PRINCIPAL/SHARES                                                                                  (NOTE 1)
  ----------------                                                                                  --------
TAXABLE MUNICIPAL BONDS - CONTINUED

$      640,000    Los Angeles County, CA, Pension Obligation, Capital Appreciation Bds.,
                    Series C, MBIA Insured, Zero Cpn., 06/30/07................................  $     395,712
       100,000    Louisiana Hsg. Fin. Agy., Taxable Home Mtg., Series `86A, 8.61%,
                    08/01/49+..................................................................          1,000
       100,000    Louisiana St. Agriculture Fin. Auth., Series `86A, 8.80%, 10/01/96+..........          1,000
       190,000    Mayor and City Council of Baltimore, Econ. Dev. Taxable Lease Rev. Bds.
                    (Arcade Ltd. Partnership Prj.) Series `92, 8.50%, 08/01/02.................        204,959
        50,000    Mayor and City Council of Baltimore, Econ. Dev. Taxable Lease Rev. Bds.
                    (Arcade Ltd. Partnership Prj.) Series `92, 9.50%, 08/01/14.................         55,329
       675,480    Memphis, TN Hlth. Educ. & Hsg. Fac. Brd., Multi Fam. Hsg. Rev.
                    Securitized, Series '86A, 8.68%, 09/15/96+.................................          6,755
       115,000    Missouri St., Hsg. Dev. Cmnty., Multi Fam. Hsg. Rev. Bds., FHA Insured
                    Mtg. Loans, 9.25%, 12/01/30................................................        125,925
        20,000    Nebraska Invst. Fin. Auth., Agriculture Rev. Bds., Series A, Gtd. Executive
                    Life, 8.34%, 11/01/93+.....................................................            200
     2,500,000    New Jersey Econ. Dev. Auth., Taxable Rev. Bds., Zero Cpn., 02/15/19..........        514,750
       440,000    New York St. HFA Rev. Multi Fam. Mtg. Series B, Sonyma Prg.
                    Insurance, 8.875%, 08/15/14................................................        514,536
       250,000    Oklahoma City, OK, Airport Trust Taxable Rev. Bds. (Fed. Bureau of
                    Prisons), 8.40%, 11/01/14..................................................        284,000
     1,930,000    Orange County, CA, Pension Obligation, Capital Appreciation Bds.,
                    Series A, Zero Cpn., 09/15/13..............................................        808,284
       428,763    Polk Cnty., FL, HFA REMIC Collateralized Mtg. Bds., Series 1, CL 2-A,
                    9.55%, 01/15/11............................................................        449,858
       130,000    San Bernadino CA Assd. Cmntys. Fing. Auth. Health Care Ref. &
                    Improvement Bds. (Granada) Series B, 8.80%, 05/01/17.......................        153,478
       807,000    The Southeast TX Hsg. Fin. Corp. Securitized Multi Fam. Hsg. Rev. Bds
                    Series '86A, 8.60%, 09/01/96+..............................................          8,070
     2,130,000    Texas St., Dept. Hsg. & Comm. Taxable Mtg. Rev. Ref. Bds., Jr. Lien,
                    Ser. B, 9.50%, 03/01/16....................................................      2,159,394
     1,000,000    University of Southern CA, 9.80%, 10/01/06...................................      1,003,830
       275,000    Utah St. Hsg. Fin. Agy. Taxable RHA Cmnty. Services, Series B, 9.00%,
                    07/01/02...................................................................        289,603
     2,460,000    Wagner College, NY, G.O. Capital Appreciation Bds., Zero Cpn., 10/01/22......        307,992
       315,000    York, PA, G.O. Capital Appreciation Bds., Series A, Zero Cpn., 02/01/17......        102,470
                                                                                                 -------------
                        TOTAL TAXABLE MUNICIPAL BONDS
                           - (identified cost $12,395,120).....................................     12,869,481
                                                                                                 -------------
PREFERRED STOCKS - (0.03%)
         2,100    Westmoreland Coal Co., Dep. Shares Conv. Pfd., Series A, 8.50%++ ............         22,838
                                                                                                 -------------
                        TOTAL PREFERRED STOCKS - (identified cost $27,405).....................         22,838
                                                                                                 -------------
                                      10

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1998 (Unaudited)

==============================================================================================================
                                                                                                     VALUE
SHARES/UNITS/PRINCIPAL                                                                              (NOTE 1)
----------------------                                                                              --------
COMMON STOCKS - (1.22%)
       135,951    Canyon Resources Corporation* ...............................................  $      50,982
       260,000    Crown Packaging Enterprises Ltd.* ...........................................          2,600
         1,386    GP Strategies Corp...........................................................         13,860
         1,161    Nextel Communications Inc., Class A*.........................................         23,438
           222    San Jacinto Hldgs. Inc.......................................................            222
       852,880    Sunshine Mining & Refining Co.*..............................................        746,270
                                                                                                 -------------
                    TOTAL COMMON STOCKS - (identified cost $1,698,391).........................        837,372
                                                                                                 -------------
WARRANTS - (0.14%)

           500    Chattem Inc., expire 08/17/99 (c)............................................            100
           869    Empire Gas Corp., expire 07/15/04 (c)........................................          1,629
           800    Forman Petroleum Corp., expire 06/01/04 (b)..................................            400
           500    Hyperion Telecommunications, expire 04/01/01 (c).............................         22,500
           500    Primus Telecommunications, expire 08/01/04...................................            750
           100    Spanish Broadcasting Systems Inc., expire 06/30/99 (c).......................         49,000
        21,825    Sunshine Mining & Refining Co., expire 03/09/99..............................          2,728
           500    Versatel Telecommunications, expire 05/15/08 (b).............................          5,000
           205    Wright Medical Technology, Inc., expire 06/30/03 (b).........................         13,325
                                                                                                 -------------
                    TOTAL WARRANTS - (identified cost $18,299).................................         95,432
                                                                                                 -------------
SHORT TERM - (24.83%)

   $ 7,610,000    Federal Home Loan Mortgage Discount Note, 5.32%, 10/07/98....................      7,603,252
     9,450,000    State Street Corporation Repurchase Agreement, 5.35%, 10/01/98, dated
                    09/30/98, repurchase value of $9,451,404 (collateralized by $9,450,000 par value U.S. Treasury Notes, 5.625%, 02/28/01, market value
                    $9,686,250)................................................................      9,450,000
                                                                                                 -------------
                         TOTAL SHORT TERM - (identified cost $17,053,252)......................     17,053,252
                                                                                                 -------------
                  TOTAL INVESTMENTS (identified cost $77,075,023) - (102.30%)(a)...............     70,256,053
                  LIABILITIES LESS OTHER ASSETS - (2.30%)......................................     (1,581,065)
                                                                                                 -------------
                          NET ASSETS - 100% ...................................................    $68,674,988
                                                                                                 =============

+ These securities are in default but have made partial payments.

++ These securities are in default
and are not currently paying interest or dividends.

* Non-income producing security.

(a) Aggregate cost for Federal income tax purposes is $77,075,023.

(b) These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $4,880,378 and 7.11% of the Fund's net assets as of September 30, 1998.

(c) Restricted or illiquid securities. See Note 6 of the Notes to Financial Statements.

(d) Represents a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

At September 30, 1998, unrealized appreciation (depreciation) of securities for Federal income tax purposes was as follows:

   Unrealized appreciation........................................  $ 2,013,816
   Unrealized depreciation........................................   (8,832,786)
                                                                    -----------
      Net unrealized depreciation.................................  $(6,818,970)

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
At September 30, 1998 (Unaudited)

=============================================================================================================
ASSETS:
     Investments in securities, at value (including repurchase agreements of $9,450,000)
         (identified cost $77,075,023) (See accompanying Schedule of Investments)............  $   70,256,053
     Cash ...................................................................................          18,538
     Receivables:
         Interest............................................................................       1,082,500
         Capital stock sold..................................................................         127,670
         Investments sold....................................................................       1,879,527
     Prepaid expenses........................................................................          21,585
                                                                                               --------------
              Total assets...................................................................      73,385,873
                                                                                               --------------

LIABILITIES:
     Payables:
         Capital stock redeemed..............................................................          64,390
         Investments purchased...............................................................       4,510,300
     Accrued expenses........................................................................         136,195
                                                                                               --------------
              Total liabilities..............................................................       4,710,885
                                                                                               --------------

NET ASSETS (NOTE 7)..........................................................................  $   68,674,988
                                                                                               ==============

CLASS A SHARES
     Net assets..............................................................................  $   33,473,403
     Shares outstanding......................................................................       7,785,968
     Net asset value and redemption price per share..........................................        $   4.30
                                                                                                     ========
     Maximum offering price per share (100/95.25 of $4.30)*..................................        $   4.51
                                                                                                     ========

CLASS B SHARES
     Net assets..............................................................................  $   26,303,880
     Shares outstanding......................................................................       6,165,993
     Net asset value, offering and redemption price per share................................        $   4.27
                                                                                                     ========

CLASS C SHARES
     Net assets..............................................................................  $    4,921,423
     Shares outstanding......................................................................       1,145,876
     Net asset value, offering and redemption price per share................................        $   4.29
                                                                                                     ========

CLASS Y SHARES
     Net assets..............................................................................  $    3,976,282
     Shares outstanding......................................................................         919,884
     Net asset value, offering and redemption price per share................................        $   4.32
                                                                                                     ========

NET ASSETS CONSIST OF:

     Par value of shares of capital stock ...................................................  $      800,886
     Additional paid-in capital .............................................................      94,187,592
     Deficit in undistributed net income ....................................................        (585,514)
     Net unrealized depreciation of investments .............................................      (6,818,970)
     Accumulated net realized loss on investments ...........................................     (18,909,006)
                                                                                               --------------
         Net assets..........................................................................  $   68,674,988
                                                                                               ==============

* On purchases of $100,000 or more, the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
STATEMENT OF OPERATIONS
For the six months ended September 30, 1998 (Unaudited)

=============================================================================================================

INVESTMENT INCOME:
     Income:

         Interest............................................................................     $ 3,138,291
                                                                                                  -----------
     Expenses:

         Management fees (Note 3)...........................................          262,448
         Custodian fees.....................................................            8,540
         Transfer agent fees
              Class A........................................................          44,049
              Class B........................................................          26,715
              Class C........................................................           4,301
              Class Y........................................................             618
         Audit fees..........................................................           8,050
         Legal fees..........................................................          12,170
         Accounting fees (Note 3)............................................           3,000
         Reports to shareholders.............................................          26,583
         Directors' fees and expenses........................................          13,924
         Registration and filing fees (Note 3)...............................          47,536
         Miscellaneous.......................................................           7,385
         Payments under distribution plan (Note 4):
              Class A.......................................................           45,021
              Class B.......................................................          129,967
              Class C........................................................          19,266
                                                                                  -----------

                  Total expenses.............................................................         659,573
                  Expenses paid indirectly  (Note 5) ........................................            (754)
                                                                                                  -----------
                  Net expenses...............................................................         658,819
                                                                                                  -----------
                      Net investment income..................................................       2,479,472
                                                                                                  -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

     Net realized loss from investment transactions.........................................       (1,473,837)
     Net increase in unrealized depreciation of investments..................................      (5,488,865)
                                                                                                  -----------
              Net realized and unrealized loss on investments................................      (6,962,702)
                                                                                                  -----------
              Net decrease in net assets resulting from operations...........................     $(4,483,230)
                                                                                                  ===========

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

==============================================================================================================

                                                                                SIX MONTHS
                                                                                   ENDED
OPERATIONS:                                                                    SEPTEMBER 30,       YEAR ENDED
                                                                                   1998             MARCH 31,
                                                                                (UNAUDITED)           1998
                                                                                -----------           ----
   Net investment income...............................................        $ 2,479,472         $ 4,442,825
   Net realized gain (loss) from investment transactions..............          (1,473,837)          1,600,540
   Net (increase) decrease in unrealized  depreciation of investment...         (5,488,865)             66,318
                                                                               -----------         -----------
              Net increase (decrease) in net assets resulting from
                  operations.........................................           (4,483,230)          6,109,683

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income
         Class A.......................................................         (1,770,393)         (3,217,912)
         Class B.......................................................           (977,567)           (913,850)
         Class C.......................................................           (134,091)            (60,594)
         Class Y.......................................................           (182,935)           (250,469)

   Paid-in capital
         Class A.......................................................             -                 (760,545)
         Class B.......................................................             -                 (214,746)
         Class C.......................................................             -                  (19,800)
         Class Y.......................................................             -                  (60,064)

CAPITAL SHARE TRANSACTIONS (Note 7)...................................           4,426,510          13,070,923
                                                                               -----------         -----------
   Total increase (decrease) in net assets.............................         (3,121,706)         13,682,626

NET ASSETS:

   Beginning of year...................................................         71,796,694          58,114,068
                                                                               -----------         -----------
   End of year.........................................................        $68,674,988         $71,796,694
                                                                               ===========         ===========

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
NOTES TO FINANCIAL STATEMENTS
For the six months ended September 30, 1998 (Unaudited)

===============================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.

       The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Its primary objective is to achieve a high level of current income. The Fund also seeks capital growth so long as such objective is consistent with its primary objective. Until October 6, 1998, the Fund invested primarily in high yield, high risk, low rated and unrated bonds commonly referred to as "junk bonds." Such securities are speculative and subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds. Effective October 6, 1998, the Fund invests primarily in high-quality, investment-grade bonds. The Fund offers shares in four classes, Class A, Class B, Class C and Class Y. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class' distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION.

       Portfolio securities may be valued on the basis of prices provided by an independent pricing service or broker when such prices are believed to reflect the fair market value of such securities. (Pricing agents generally take into account institutional size trading in similar groups of securities). Securities not priced in this manner will be priced at the last published sales price if traded on that day and, if not traded, at the mean between the most recent quoted bid and asked prices provided by investment dealers. The pricing service and valuation procedures are reviewed and subject to approval by the Board of Directors. If no quotations are available, securities will be valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates value.

FEDERAL INCOME TAXES.

       It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for federal income or excise tax is required. At September 30, 1998, the Fund had approximately $17,435,000 of capital loss carryovers available to offset future capital gains, if any, of which $7,606,000, $4,382,000, $1,409,000, $3,505,000, $81,000 and $452,000 expire in 1999, 2000, 2001, 2003,
2004 and 2005, respectively.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME.

       Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized over the lives of the respective securities in accordance with the requirements of the Internal Revenue Code.

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED
For the six months ended September 30, 1998 (Unaudited)

===============================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS.

       Dividends and distributions to shareholders are recorded on the ex-dividend date. The character of the distributions made during the year from net investment income may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

USE OF ESTIMATES IN FINANCIAL STATEMENTS.

       In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES.

       Purchases and sales of investment securities (excluding short term securities) during the six months ended September 30, 1998, were $18,688,093 and $20,978,745, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

       The Fund pays advisory fees for investment management and advisory services under a management agreement with Davis Selected Advisers, L.P. (the "Adviser"). Until October 6, 1998, the management agreement provided for a fee at the annual rate of 0.70% of the first $250 million of average net assets of the Fund, 0.60% of the next $250 million of average net assets of the Fund and 0.55% of average net assets over $500 million. Effective October 6, 1998, the management fee was reduced to 0.55% of all average net assets.

       The Adviser is paid for registering Fund shares for sale in various states. The fee for the six months ended September 30, 1998 amounted to $6,498. Boston Financial Data Services is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended September 30, 1998 amounted to $5,704. State Street Bank & Trust Co. is the Fund's primary accounting provider. Fees for such services are included in the custodian fee. The Adviser is also paid for certain accounting services. The fee for the six months ended September 30, 1998 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of Davis Selected Advisers, L.P.

       Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED
For the six months ended September 30, 1998 (Unaudited)

===============================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

       Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value (without a contingent deferred sales charge).

       During the six months ended September 30, 1998, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received $128,155 from commissions earned on sales of Class A shares of the Fund of which $21,608 was retained by the Underwriter and the remaining $106,547 was re-allowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund's registration statement, sales literature and other expenses assumed or incurred by it in connection with such sales.

       The Underwriter is reimbursed for amounts paid to dealers as a service fee with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at the annual rate of 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. The service fee for Class A shares of the Fund for the six months ended September 30, 1998 was $45,021.

CLASS B SHARES

       Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

       The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. The National Association of Securities Dealers, Inc., ("NASD") limits the percentage of the Fund's average annual net assets attributable to Class B shares which may be used to reimburse the Distributor. The limit is 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution-related services to 6.25% of gross sales since inception of the Rule 12b-1 plan plus interest at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

       For the six months ended September 30, 1998, Class B shares of the Fund made distribution plan payments which included distribution fees of $97,390 and service fees of $32,577.

       Commission advances by the Distributor for the six months ended September 30, 1998 on the sale of Class B shares of the Fund amounted to $330,379, of which $324,549 was reallowed to qualified selling dealers.

       The Distributor intends to seek payment from Class B shares of the Fund in the amount of $826,046, representing the cumulative commission advances by the Distributor on the sale of the Fund's Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED
For the six months ended September 30, 1998 (Unaudited)

===============================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

CLASS B SHARES - CONTINUED

     A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. For the six months ended September 30, 1998 the Distributor received contingent deferred sales charges of $24,511 from redemptions of Class B shares of the Fund.

CLASS C SHARES

     Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. The Fund pays the Distributor 1% of the Fund's average annual net assets attributable to Class C shares, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.

     During the six months ended September 30, 1998, Class C shares of the Fund made distribution payments of $19,266. During the six months ended September 30, 1998, the Distributor received $1,745 in contingent deferred sales charges from redemptions of Class C shares of the Fund.

NOTE 5 - CUSTODIAN FEES

     Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $754 during the six months ended September 30, 1998.

NOTE 6 - RESTRICTED AND ILLIQUID SECURITIES

     Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of restricted or illiquid securities is $1,227,573, or 1.79% of the Fund's total net assets as of September 30, 1998. Information concerning restricted securities is as follows:

                                          ACQUISITION     COST        VALUATION PER UNIT
SECURITY                                     DATE       PER UNIT   AS OF SEPTEMBER 30, 1998
--------                                     ----       --------   ------------------------
San Jacinto Holdings Inc., Sr. Notes,
     10.75%, 12/31/02                      03/27/96       81.97             50.00
Simula Inc., Sr. Conv. Sub. Notes,
     Series C, 10.00%, 09/15/99            09/17/96      100.00             93.00
Technical Equipment Leasing Corp.,
     Jr. Sub. Deb., Series A,
     18.375%, 04/01/96                     06/15/84      100.00              5.00

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED
For the six months ended September 30, 1998 (Unaudited)

===============================================================================

NOTE 7 - CAPITAL STOCK

At September 30, 1998, there were 1,000,000,000 shares of capital stock ($0.05 par value per share) authorized. Transactions in capital stock were as follows:

CLASS A                                                    SIX MONTHS
                                                              ENDED
                                                       SEPTEMBER 30, 1998
                                                           (UNAUDITED)
                                                   ---------------------------
                                                      SHARES         AMOUNT
                                                   ------------  -------------
Shares subscribed.................................    1,539,577    $ 7,064,979
Shares issued in reinvestment of distributions....      212,225        979,386
                                                   ------------  -------------
                                                      1,751,802      8,044,365
Shares redeemed...................................   (3,213,297)   (14,704,358)
                                                   ------------  -------------
        Net decrease..............................   (1,461,495)   $(6,659,993)
                                                   ============  =============

                                                           YEAR ENDED
                                                         MARCH 31, 1998
                                                   ---------------------------
                                                      SHARES         AMOUNT
                                                   ------------  -------------
Shares subscribed.................................    2,266,192   $ 10,770,163
                                                   ------------  -------------
Shares issued in reinvestment of distributions....      509,944      2,413,253
                                                   ------------  -------------
                                                      2,776,136     13,183,416
Shares redeemed...................................   (3,686,564)   (17,452,719)
                                                   ------------  -------------

        Net decrease..............................     (910,428)  $ (4,269,303)
                                                   ============  =============

CLASS B                                                    SIX MONTHS
                                                              ENDED
                                                       SEPTEMBER 30, 1998
                                                           (UNAUDITED)
                                                   ---------------------------
                                                      SHARES         AMOUNT
                                                   ------------  -------------
Shares subscribed.................................    3,191,473  $  14,604,267
Shares issued in reinvestment of distributions....       98,202        448,544
                                                   ------------  -------------
                                                      3,289,675     15,052,811
Shares redeemed...................................   (1,696,717)    (7,620,322)
                                                   ------------  -------------
        Net increase..............................    1,592,958  $  7,432,489
                                                   ============  =============

                                                           YEAR ENDED
                                                         MARCH 31, 1998
                                                   ---------------------------
                                                      SHARES         AMOUNT
                                                   ------------  -------------
Shares subscribed.................................    3,357,235  $  15,840,614
Shares issued in reinvestment of distributions....      114,872        540,264
                                                   ------------  -------------
                                                      3,472,107     16,380,878
Shares redeemed...................................   (1,082,952)    (5,110,090)
                                                   ------------  -------------
        Net increase..............................    2,389,155  $  11,270,788
                                                   ============  =============

                                      19

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED
For the six months ended September 30, 1998 (Unaudited)

===============================================================================

NOTE 7 - CAPITAL STOCK - (CONTINUED)

CLASS C                                                    SIX MONTHS
                                                              ENDED
                                                      SEPTEMBER 30, 1998
                                                          (UNAUDITED)
                                                   ---------------------------
                                                      SHARES         AMOUNT
                                                   ------------  -------------
Shares subscribed.................................    1,090,218  $   5,044,703
Shares issued in reinvestment of distributions....       13,284         60,734
                                                   ------------  -------------
                                                      1,103,502      5,105,437
Shares redeemed...................................     (362,757)   (1,663,120)
                                                   ------------  -------------
        Net increase..............................      740,745  $   3,442,317
                                                   ============  =============

                                                           YEAR ENDED
                                                        MARCH 31, 1998
                                                   ---------------------------
                                                      SHARES         AMOUNT
                                                   ------------  -------------
Shares subscribed.................................      823,575  $   3,941,412
Shares issued in reinvestment of distributions....        6,474         30,758
                                                   ------------  -------------
                                                        830,049      3,972,170
Shares redeemed...................................     (424,918)    (2,023,211)
                                                   ------------  -------------
        Net increase..............................      405,131  $   1,948,959
                                                   ============  =============

CLASS Y                                                     SIX MONTHS
                                                               ENDED
                                                       SEPTEMBER 30, 1998
                                                           (UNAUDITED)
                                                   ---------------------------
                                                      SHARES         AMOUNT
                                                   ------------  -------------
Shares subscribed.................................       11,392  $      52,130
Shares issued in reinvestment of distributions....       39,192        181,306
                                                   ------------  -------------
                                                         50,584        233,436
Shares redeemed...................................       (4,655)       (21,739)
                                                   ------------  -------------
        Net increase..............................       45,929  $     211,697
                                                   ============  =============

                                                           YEAR ENDED
                                                        MARCH 31, 1998
                                                   ---------------------------
                                                      SHARES         AMOUNT
                                                   ------------  -------------
Shares subscribed.................................      809,065  $   3,818,471
Shares issued in reinvestment of distributions....       64,889        309,128
                                                   ------------  -------------
                                                        873,954      4,127,599
Shares redeemed...................................       (1,476)        (7,120)
                                                   ------------  -------------
        Net increase..............................      872,478  $   4,120,479
                                                   ============  =============

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
FINANCIAL HIGHLIGHTS

===============================================================================
The following represents selected data for a share of capital stock outstanding throughout each period.

                                              SIX MONTHS
CLASS A                                         ENDED
                                             SEPTEMBER 30,                     YEAR ENDED MARCH 31,
                                                1998            ----------------------------------------------------
                                              UNAUDITED           1998       1997       1996        1995       1994
                                              ---------           ----       ----       ----        ----       ----
Net Asset Value,
   Beginning of Period......................   $  4.76          $  4.71    $  4.84    $  4.86     $  5.14    $  5.18
                                               -------          -------    -------    -------     -------    -------
Income From Investment Operations
   Net Investment  Income...................      0.15             0.34       0.39       0.43        0.46       0.50
   Net Realized and Unrealized Gains or
     Losses.................................     (0.41)            0.13      (0.06)      0.03       (0.24)      0.06
                                               -------          -------    -------    -------     -------    -------
       Total From Investment Operations.....     (0.26)            0.47       0.33       0.46        0.22       0.56
                                               -------          -------    -------    -------     -------    -------
Dividends and Distributions
   Dividends from Net
     Investment Income......................     (0.20)           (0.34)     (0.39)     (0.43)      (0.46)     (0.50)
   Returns of Capital.......................       -              (0.08)     (0.07)     (0.05)      (0.04)       -
   Distribution in Excess of
     Realized Gains.........................       -                -          -          -           -        (0.10)
                                               -------          -------    -------    -------     -------    -------
       Total Dividends and Distributions....     (0.20)           (0.42)     (0.46)     (0.48)      (0.50)     (0.60)


Net Asset Value, End of Period..............   $  4.30          $  4.76    $  4.71    $  4.84     $  4.86    $  5.14
                                               =======          =======    =======    =======     =======    =======

Total Return 1..............................     (5.77%)          10.40%      7.08%      9.93%       4.69%     11.29%

Ratios/Supplemental Data
   Net Assets, End of Period (000 omitted)..   $33,473          $44,058    $47,890    $53,816     $56,405    $64,663
   Ratio of Expenses to
     Average Net Assets.....................      1.47%*           1.40%2     1.48%2     1.51%       1.53%      1.48%
   Ratio of Net Investment Income to
     Average Net Assets.....................      6.90%*           7.11%      8.13%      8.92%       9.49%      9.31%
   Portfolio Turnover Rate 3................     28.55%           71.54%     66.10%    118.34%      98.94%     98.31%

1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2 Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.39% and 1.47% for the years ended March 31, 1998 and March 31, 1997, respectively. Prior to 1997, such reductions were reflected in the expense ratios.

3 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
FINANCIAL HIGHLIGHTS

===============================================================================
The following represents selected data for a share of capital stock outstanding throughout each period.

CLASS B

                                                    SIX                                         DECEMBER 5, 1994
                                                  MONTHS                                         (COMMENCEMENT
                                                   ENDED                    YEAR ENDED           OF OPERATIONS)
                                                SEPTEMBER 30,                MARCH 31,              THROUGH
                                                   1998             ----------------------------    MARCH 31,
                                                (UNAUDITED)          1998      1997       1996        1995
                                                -----------          ----      ----       ----        ----
Net Asset Value, Beginning of Period............  $   4.73          $  4.68   $  4.81    $  4.85    $  4.80
                                                  --------          -------   -------    -------    -------
Income From Investment  Operations
   Net Investment Income........................      0.15             0.33      0.36       0.40       0.11
   Net Realized and Unrealized Gains or Losses..     (0.43)            0.10     (0.07)      -          0.05
                                                  --------          -------   -------    -------    -------
       Total From Investment Operations.........     (0.28)            0.43      0.29       0.40       0.16
                                                  --------          -------   -------    -------    -------
Dividends and Distributions
   Dividends from Net Investment Income.........     (0.18)           (0.33)    (0.36)     (0.40)     (0.11)
   Returns of Capital...........................      -               (0.05)    (0.06)     (0.04)      -
                                                  --------          -------   -------    -------    -------
       Total Dividends and Distributions........     (0.18)           (0.38)    (0.42)     (0.44)     (0.11)
                                                  --------          -------   -------    -------    -------
Net Asset Value, End of Period..................  $   4.27          $  4.73   $  4.68    $  4.81    $  4.85
                                                  ========          =======   =======    =======    =======
Total Return 1..................................     (6.18%)           9.53%     6.26%      8.68%      4.28%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted).....  $ 26,304          $21,624   $10,217    $ 6,599    $ 1,900
   Ratio of Expenses to Average Net Assets......      2.25%2*          2.16%2    2.30%2     2.32%      2.36%*
   Ratio of Net Investment Income to Average
     Net Assets.................................      6.13%*           6.35%     7.28%      8.11%      8.66%*
   Portfolio Turnover Rate 3....................     28.55%           71.54%    66.10%    118.34%     98.94%

1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2 Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 2.24%, 2.15%, and 2.29% for the six months ended September 30, 1998 and the years ended March 31, 1998 and March 31, 1997, respectively. Prior to 1997, such reductions were reflected in the expense ratios.

3 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
FINANCIAL HIGHLIGHTS

===============================================================================

The following represents selected data for a share of capital stock outstanding throughout each period.

CLASS C

                                                      SIX          AUGUST 12, 1997
                                                    MONTHS         (COMMENCEMENT
                                                     ENDED         OF OPERATIONS)
                                                 SEPTEMBER 30,         THROUGH
                                                     1998             MARCH 31,
                                                  (UNAUDITED)           1998
                                                  -----------           ----
Net Asset Value,
   Beginning of Period......................         $ 4.76            $ 4.71
                                                     ------            ------
Income From Investment Operations
   Net Investment  Income...................           0.16              0.16
   Net Realized and Unrealized Gains or
     Losses.................................          (0.45)             0.10
                                                     ------            ------
       Total From Investment
          Operations........................          (0.29)             0.26
                                                     ------            ------
Dividends and Distributions
   Dividends from Net
     Investment Income......................          (0.18)            (0.16)
   Returns of Capital.......................            -               (0.05)
                                                     ------            ------
       Total Dividends and Distributions....          (0.18)            (0.21)
Net Asset Value,
   End of Period............................         $ 4.29            $ 4.76
                                                     ======            ======
Total Return 1..............................          (6.36%)            5.61%

Ratios/Supplemental Data
   Net Assets,  End of Period
     (000 omitted)..........................         $4,921            $1,928
   Ratio of Expenses to
     Average Net Assets.....................           2.26%*            2.09%2*
   Ratio of Net Investment Income to
     Average Net Assets.....................           6.11%*            6.42%*
   Portfolio Turnover Rate 3................          28.55%            71.54%

1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2 Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 2.08% for the period ended March 31, 1998.

3 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized

DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND
FINANCIAL HIGHLIGHTS

===============================================================================

The following represents selected data for a share of capital stock outstanding throughout each period.

CLASS Y

                                                       SIX                                MARCH 20, 1997
                                                     MONTHS                               (COMMENCEMENT
                                                      ENDED               YEAR            OF OPERATIONS)
                                                  SEPTEMBER 30,           ENDED              THROUGH
                                                      1998               MARCH 31,           MARCH 31,
                                                   (UNAUDITED)             1998                1997
                                                   -----------             ----                ----
Net Asset Value,
   Beginning of Period..........................     $ 4.79               $ 4.72              $ 4.74
                                                     ------               ------              ------
Income From Investment Operations
   Net Investment  Income.......................       0.17                 0.34                 -
   Net Realized and Unrealized Gains or Losses..      (0.43)                0.14               (0.02)
                                                     ------               ------              ------
       Total From Investment
          Operations............................      (0.26)                0.48               (0.02)
                                                     ------               ------              ------
Dividends and Distributions
   Dividends from Net Investment Income.........      (0.21)               (0.34)                -
   Returns of Capital...........................        -                  (0.07)                -
                                                     ------               ------              ------
       Total Dividends and Distributions........      (0.21)               (0.41)                -
Net Asset Value,
   End of Period................................     $ 4.32               $ 4.79              $ 4.72
                                                     ======               ======              ======
Total Return 1..................................      (5.74%)              10.64%              (0.42)%

Ratios/Supplemental Data
   Net Assets,  End of Period
     (000 omitted)..............................     $3,976               $4,187                  $7
   Ratio of Expenses to
     Average Net Assets.........................       1.07%*               1.05%2              1.21%2*
   Ratio of Net Investment Income to
     Average Net Assets.........................       7.30%*               7.46%               8.89%*
   Portfolio Turnover Rate 3....................      28.55%               71.54%              66.10%

1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

2 Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.04% and 1.20% for the year ended March 31, 1998 and for the period ended March 31, 1997, respectively.

3 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized

                         DAVIS INTERMEDIATE INVESTMENT
                                GRADE BOND FUND
               124 East Marcy Street, Santa Fe, New Mexico 87501

===============================================================================

                DIRECTORS                   OFFICERS
                Wesley E. Bass, Jr.         Jeremy H. Biggs
                Jeremy H. Biggs               Chairman
                Marc P. Blum                Shelby M.C. Davis
                Andrew A. Davis               President
                Christopher C. Davis        Kenneth C. Eich
                Jerry D. Geist                Vice President
                D. James Guzy               Sharra L. Reed
                G. Bernard Hamilton           Vice President, Treasurer
                LeRoy E. Hoffberger           & Assistant Secretary
                Laurence W. Levine          Thomas D. Tays
                Christian R. Sonne            Vice President & Secretary
                                            Andrew A. Davis
                                              Vice President
                                            Christopher C. Davis
                                              Vice President
                                            Carolyn H. Spolidoro
                                              Vice President

INVESTMENT ADVISER
Davis Selected Advisers, L.P.
124 East Marcy Street
Santa Fe, New Mexico  87501
1-800-279-0279

DISTRIBUTOR
Davis Distributors, LLC
124 East Marcy Street
Santa Fe, New Mexico  87501

TRANSFER AGENT & CUSTODIAN
State Street Bank & Trust Company
c/o The Davis Funds
P. O. Box 8406
Boston, MA  02266-8406

AUDITORS
KPMG Peat Marwick LLP
707 Seventeenth Street, Suite 2300
Denver, CO 80202

COUNSEL
D'Ancona & Pflaum
30 North LaSalle Street
Chicago, Illinois  60602

===============================================================================

FOR MORE INFORMATION ABOUT DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.